Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Changes in Goodwill

	2023 £m	2022 £m
Cost at 1 January	7,046	10,552
Exchange adjustments	(313)	550
Additions through business combinations (Note 41)	109	1,127
Other movements (Note 41)	(31)	–
Transfer to assets held for sale/distribution	–	(5,183)
Cost at 31 December	6,811	7,046
Net book value at 1 January	7,046	10,552
Net book value at 31 December	6,811	7,046

Summary of Goodwill Allocated to Segments	All goodwill is allocated to the Group’s segments as follows:

	2023 £m	2022 £m
Commercial operations	5,951	6,148
Total R&D	860	898
Net book value at 31 December	6,811	7,046

Schedule of Discounted Cash Flow Models Used in Impairment Tests
Details relating to the discounted cash flow models used in the impairment tests are as follows:

Valuation basis	Fair value less costs of disposal
Key assumptions	Sales growth rates Profit margins Terminal growth rate Discount rate Taxation rate
Determination of assumptions
Growth rates are internal forecasts based on both internal and external market information.
Margins reflect past experience, adjusted for expected changes.
Terminal growth rates based on management’s estimate of future long-term average growth rates.
Discount rates based on Group WACC, adjusted where appropriate.
Taxation rates based on appropriate rates for each jurisdiction.

Period of specific projected cash flows	Five years
Terminal growth rate and discount rate		Terminal growth rate	Discount rate
2023
	Commercial operations	0% p.a	7% p.a
	R&D	0% p.a	7% p.a
2022
	Commercial operations	0% p.a	7% p.a
	R&D	0% p.a	7% p.a